Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of classification of provisions

	As of December 31, 2022	As of December 31, 2021
Noncurrent
Well plugging and abandonment	31,389	28,920
Environmental remediation	279	737

Total noncurrent	31,668	29,657

	As of December 31, 2022	As of December 31, 2021
Current
Environmental remediation	1,542	862
Well plugging and abandonment	1,135	1,876
Contingencies	171	142

Total current	2,848	2,880

Summary of movements in provision
Below are the changes in the provision for well plugging and abandonment for the year:

	As of December 31, 2022	As of December 31, 2021
Amounts at beginning of year	30,796	23,933
Discount for well plugging and abandonment (Note 11.3)	2,444	2,546
(Decrease) Increase in the change in capitalized estimates (Note 13)	(713)	2,112
Decrease from transfer of working interest in CASO (Note 29.3.4)	—	(630)
Increase from acquisition of AFBN assets (Note 29.3.10)	—	2,773
Foreign exchange differences	(3)	62

Amounts at end of year	32,524	30,796

Below are the changes in the provision for environmental remediation for the year:

	As of December 31, 2022	As of December 31, 2021
Amounts at beginning of year	1,599	1,701
Increases (Note 10.2)	2,133	1,029
Foreign exchange differences	(1,911)	(1,131)

Amounts at end of year	1,821	1,599

Below are the changes in the provision for contingencies for the year:

	As of December 31, 2022	As of December 31, 2021
Amounts at beginning of year	142	359
Increases (Note 10.2)	379	652
Amounts incurred for payments	(307)	(524)
Foreign exchange differences	(43)	(345)

Amounts at end of year	171	142